Note 11 - Lease	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
11.	Lease

The Company has operating lease for offices in the U.S. and China with remaining lease term of approximately
4
years and
0.67
year, respectively. The operating lease in China includes option to extend the leases that have not
been included in the calculation of the Company’s lease liabilities and ROU assets. Total expenses incurred under the operating leases for the years ended
December 31, 2017,
2018
and
2019
were
$200,
$548
and
$816,
respectively.

Supplemental balance sheet information related to leases was as follows
:

As of December 31,
2019
$
Operating lease right-of-use asset	2,538

Current portion of operating lease liabilities	537
Operating lease liabilities	1,935
Total lease liabilities	2,472

Maturities of operating lease liabilities are as follows:

$

Year ending December 31, 2020	763
Year ending December 31, 2021	766
Year ending December 31, 2022	770
Year ending December 31, 2023	708
Total lease payment	3,007
Less imputed interest	(535)

Present value of lease liabilities	2,472

Other supplemental information related to leases is summarized below:

Year ended
December 31, 2019
$

Operating cash flows used in operating lease	863

As of December 31,
2019

Weighted average remaining lease term (years)	4.00
Weighted average discount rate	8.4%

The Company adopted the Lease ASUs effective
January 1, 2019
and did
not
restate prior periods. The undiscounted future minimum payments under non-cancelable operating leases as of
December 31, 2018,
prior to the adoption of the Lease ASUs was as follows:

$

Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793

Total	3,958